Registration Nos. 333-144744

811-22099

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 25	☒

(Check appropriate box or boxes.)

Gateway Trust

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

(617) 449-2810

Registrant’s Telephone Number, including Area Code

Copy to:

Coleen Downs Dinneen, Esq. NGAM Distribution, L.P. 399 Boylston Street Boston, Massachusetts 02116	John M. Loder, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02119
(Name and Address of Agent for Service)

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GATEWAY TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 22nd day of May, 2012.

Gateway Trust

By:	/s/ David L. Giunta
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta David L. Giunta	President, Chief Executive Officer and Trustee	May 22, 2012

/s/ Michael C. Kardok Michael C. Kardok	Treasurer	May 22, 2012

Graham T. Allison, Jr.* Graham T. Allison, Jr.	Trustee	May 22, 2012

Charles D. Baker* Charles D. Baker	Trustee	May 22, 2012

Robert J. Blanding * Robert J. Blanding	Trustee	May 22, 2012

Daniel M. Cain * Daniel M. Cain	Trustee	May 22, 2012

Kenneth A. Drucker * Kenneth A. Drucker	Trustee	May 22, 2012

John T. Hailer * John T. Hailer	Trustee	May 22, 2012

Wendell J. Knox *
Wendell J. Knox	Trustee	May 22, 2012

Sandra O. Moose *
Sandra O. Moose	Trustee, Chairperson of the Board	May 22, 2012

Erik Sirri *
Erik Sirri	Trustee	May 22, 2012

Peter Smail *
Peter Smail	Trustee	May 22, 2012

Cynthia L. Walker *
Cynthia L. Walker	Trustee	May 22, 2012

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact[1,2,3,4],5
May 22, 2012

[1]

Powers of Attorney for Graham T. Allison, Jr., Robert Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to the Registration Statement on Form N-1A filed on July 20, 2007.

[2]	Power of Attorney for Kenneth Drucker is incorporated by reference to exhibit (q)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009.
[3]	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(3) to PEA No. 3 to the Registration Statement filed on July 2, 2009.
[4]	Powers of Attorney for Erik Sirri and Peter Smail are incorporated by reference to exhibits (q)(4) and (q)(5) to PEA No. 8 to the Registration Statement filed on December 28, 2009.
[5]	Power of Attorney for Charles D. Baker is incorporated by reference to exhibit (q)(7) to PEA No. 15 to the Registration Statement filed on April 29, 2011.

Gateway Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase